RELATED PARTY TRANSACTIONS	3 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

7.	RELATED PARTY TRANSACTIONS

From time to time, the previous owner who is currently the manager of Platinum Tax loaned funds to Platinum Tax to cover short term operating needs. Amounts owed as of March 31, 2023 and December 31, 2022 were $90,189 and $37,025, respectively.

In connection with the acquisition of Edge View on July 16, 2014, the Company assumed amounts due to previous owners who are current managers Edge View. These amounts are due on demand and do not bear interest. The balance of these amounts are $4,979 as of March 31, 2023 and December 31, 2022.

The Company obtained short-term advances from the Chairman of the Board that are non-interest bearing and due on demand. As of March 31, 2023 and December 31, 2022, the Company owed the Chairman $123,192.

See also Note 14 for compensation paid to employees of the Company.